INVESTMENTS, DEBT AND DERIVATIVES - Warrants narrative (Details) - $ / shares		12 Months Ended
	Aug. 14, 2025	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Exercisable period	30 days
Expire term	5 years
Exercise price of warrant (in dollars per share)		$ 0.01
Warrant redemption, notice period		30 days
Trading days		20 days
Share of warrant (in shares)		1
Exercise price of warrant (in USD per share)		$ 11.50
Exercise of warrant (in shares)		101
Warrants outstanding (in shares)		7,666,528
Minimum
Disclosure of detailed information about borrowings [line items]
Redeemed price per share (in dollars per share)		$ 18.00
Maximum
Disclosure of detailed information about borrowings [line items]
Warrant redemption, trading day period		30 days
Cohen Circle Warrants
Disclosure of detailed information about borrowings [line items]
Warrants surrendered or exchanged (in number of shares)	7,666,629
Kyivstar Group
Disclosure of detailed information about borrowings [line items]
Warrants issued and outstanding (in number of shares)	7,666,629